GOODWILL AND INTANGIBLE ASSETS, NET	9 Months Ended
Sep. 30, 2025
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET
(7)	GOODWILL AND INTANGIBLE ASSETS, NET

(a)	Goodwill

ACG acquired 100% equity interests of Huanqiuyimeng and its subsidiaries in the year of 2019. This acquisition was accounted for under the acquisition method of accounting and the excess of fair values of the consideration and non-controlling interests over the fair value of the identifiable net assets of Huanqiuyimeng is recorded as goodwill of RMB 200,478,795.

In May and August 2020, the Group disposed three campuses in relation to the junior art education service to third parties. A decrease in goodwill of RMB 5,723,832 allocated to these campuses within the junior art education service was recognized based on the relative fair values of the campuses being disposed of and the portion of the reporting unit retained.

In July 2022, the Group disposed 70 % equity interests of Quanouyimeng in relation to majority of the foreign language training services to a third party, see Note 5 for details. Nil goodwill was allocated to the disposal group, of which the fair value is determined as nil.

In September 2022, the Group entered into an agreement with Youru. This acquisition was accounted for under the acquisition method and the company recognized a goodwill amounting to RMB1,534,529 accordingly, see Note 3 for details.

The carrying amount of goodwill by reporting unit is as follows:

	Overseas art study	Other Educational
	services	Services	Consolidate
	RMB	RMB	RMB
Balance as of December 31, 2024 and September 30, 2025	177,581,176	18,708,316	196,289,492

The Company performs goodwill impairment testing on an annual basis and whenever events or changes in circumstances indicate that the carrying value of a reporting unit likely exceeds its fair value. This involves estimating the fair value of the reporting units using discounted cash flow models and the key assumptions used in the valuation models include forecasted revenue growth rates, forecasted operating margins and the discount rate. No impairment was identified and recorded for the periods ended September 30, 2024 and 2025.

(b)	Intangible assets

The following table summarizes the Company’s intangible assets, as of December 31, 2024 and September 30, 2025.

	December 31, 2024
					Weighted
	Gross	Accumulated		Net	average
	carrying	amortization		carrying	amortization
	amount	/deduction	Impairment	amount	period
	RMB	RMB	RMB	RMB	Years
Trademark (i)	84,000,000	(43,208,333)	—	40,791,667	10
Non-compete arrangements (ii)	56,000,000	(50,555,556)	—	5,444,444	6
Total intangible assets	140,000,000	(93,763,889)	—	46,236,111

	September 30, 2025
					Weighted
	Gross	Accumulated		Net	average
	carrying	amortization		carrying	amortization
	amount	/deduction	Impairment	amount	period
	RMB	RMB	RMB	RMB	Years
Trademark (i)	84,000,000	(49,508,333)	—	34,491,667	10
Non-compete arrangements (ii)	56,000,000	(56,000,000)	—	—	6
Total intangible assets	140,000,000	(105,508,333)	—	34,491,667

Total amortization expense recognized for the periods ended September 30, 2024 and 2025 is allocated to the following expense items:

	Nine -month September 30,
	2024	2025
	RMB	RMB
General and administrative	13,216,667	11,744,444
Total amortization expense	13,216,667	11,744,444
(i)	Trademark was recorded as a result of the acquisition of Huanqiuyimeng businesses.
(ii)	Non-compete arrangements were recorded as a result of the acquisition of Huanqiuyimeng businesses.

As of September 30, 2025, the estimated amortization expense for the next five years and thereafter are as follows:

September 30
RMB
Remaining three months of 2025	2,100,000
2026	8,400,000
2027	8,400,000
2028	8,400,000
2029	5,108,333
2030	500,000
Thereafter	1,583,334
Total estimated amortization expense	34,491,667